Pay vs Performance Disclosure U_pure in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth additional compensation information for our principal executive officer (“PEO”) and non-PEO NEOs, including the compensation actually paid (“CAP”) to our PEO and Average CAP to our non-PEO NEOs, as determined in accordance with SEC rules; total shareholder return (“TSR”); net income (loss); and Adjusted EBITDA for the years ended December 31, 2023, 2022, 2021, and 2020:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	TSR(3)	Peer Group TSR(3)	Net Income (in thousands)	Adjusted EBITDA (in thousands)(4)
2023	$10,965,633	$5,523,466	$2,387,339	$836,443	$98.22	$91.00	$476,724	$742,340
2022	$7,271,600	$9,933,343	$2,676,808	$3,360,805	$134.49	$105.70	$630,469	$1,131,903
2021	$6,958,477	$12,922,984	$2,485,626	$3,938,236	$115.72	$115.29	$476,955	$948,110
2020	$6,713,385	$6,052,469	$2,506,481	$2,081,797	$85.36	$94.71	$482,778	$1,024,293

(1)
Mr. Lougee was the PEO for all of the years ended December 31, 2023, 2022, 2021, and 2020. Ms. Harker and Ms. Beall, were the Non-PEO NEOs for the years ended December 31, 2023, 2022, 2021 and 2020. Mr. Harrison was a Non-PEO NEO for the years ended December 31, 2022, 2021, and 2020. He resigned from TEGNA in 2023. Ms. Fisher was hired by TEGNA in 2023 and was a Non-PEO NEO for the year ended December 31, 2023.
(2)
The following table sets forth the amounts that are deducted from, and added to, the Summary Compensation Table total compensation to calculate the Compensation Actually Paid (CAP), as determined in accordance with SEC rules, to the PEO and average CAP, as determined in accordance with SEC rules, to the Non-PEO NEOs for the years ended December 31, 2023, 2022, 2021, and 2020:

	PEO				Average for Non-PEO- NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table total	$10,965,633	$7,271,600	$6,958,477	$6,713,385	$2,387,339	$2,676,808	$2,485,626	$2,506,481
Stock awards: (a)
Less: Stock awards (as reported on the Summary Compensation Table)	$(8,475,002)	$(4,875,013)	$(4,387,505)	$(4,387,505)	$(1,481,253)	$(1,375,002)	$(1,126,503)	$(1,111,498)
Plus:
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year	$7,575,956	$4,574,871	$4,495,908	$4,356,277	$1,121,723	$1,290,493	$1,154,794	$1,103,722
The change in fair value at the end of the year compared to the prior year for all awards granted in the prior year that were outstanding and unvested at the end of the year	$(2,960,427)	$1,525,353	$4,716,432	$(422,478)	$(427,491)	$369,748	$1,102,364	$(143,482)
The change in the fair value at the vesting date compared to the prior year for all awards granted in the prior year that vested in the current year	$(1,532,272)	$1,436,532	$1,145,137	$(136,216)	$(269,995)	$398,757	$322,680	$(50,389)
Less:
The fair value at the end of the prior year for awards granted in prior years that forfeited during the current year	-	-	-	-	$(422,359)	-	-	-
The amounts reported as the change in pension benefits, which is the aggregate change in actuarial present value for all defined benefit and actuarial pension plans.	$(50,421)	-	$(5,465)	$(70,994)	$(71,520)	-	$(725)	$(223,037)
Compensation actually paid	$5,523,466	$9,933,343	$12,922,984	$6,052,469	$836,443	$3,360,805	$3,938,236	$2,081,797

(a)
Includes Performance Share and RSU awards.
(3)
TSR assumes that an investment of $100 was made in our Common Stock and in each Peer Group company on December 31, 2019 and that all dividends were reinvested, and is measured by dividing total dividends (assuming dividend reinvestment) plus share price change between the beginning and end of the measurement period by the share price at the beginning of the measurement period. Our peer group includes E.W. Scripps Company, Gray Television, Inc., Nexstar Media Group, Inc., and Sinclair Broadcast Group, Inc. (collectively, the “Peer Group”).

(4)
Adjusted EBITDA is a non-GAAP financial performance measure that we believe offers a useful view of the overall operation of our business. We define Adjusted EBITDA as net income attributable to TEGNA before (1) net (loss) income attributable to redeemable noncontrolling interest, (2) income taxes, (3) interest expense, (4) interest income, (5) equity loss in unconsolidated investments, net, (6) other non-operating items, net, (7) the Merger termination fee, (8) M&A-related costs, (9) advisory fees related to activism defense, (10) asset impairment and other, (11) employee retention costs, (12) depreciation and (13) amortization of intangible assets.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Lougee was the PEO for all of the years ended December 31, 2023, 2022, 2021, and 2020. Ms. Harker and Ms. Beall, were the Non-PEO NEOs for the years ended December 31, 2023, 2022, 2021 and 2020. Mr. Harrison was a Non-PEO NEO for the years ended December 31, 2022, 2021, and 2020. He resigned from TEGNA in 2023. Ms. Fisher was hired by TEGNA in 2023 and was a Non-PEO NEO for the year ended December 31, 2023.

Peer Group Issuers, Footnote	TSR assumes that an investment of $100 was made in our Common Stock and in each Peer Group company on December 31, 2019 and that all dividends were reinvested, and is measured by dividing total dividends (assuming dividend reinvestment) plus share price change between the beginning and end of the measurement period by the share price at the beginning of the measurement period. Our peer group includes E.W. Scripps Company, Gray Television, Inc., Nexstar Media Group, Inc., and Sinclair Broadcast Group, Inc. (collectively, the “Peer Group”).
PEO Total Compensation Amount	$ 10,965,633	$ 7,271,600	$ 6,958,477	$ 6,713,385
PEO Actually Paid Compensation Amount	$ 5,523,466	9,933,343	12,922,984	6,052,469
Adjustment To PEO Compensation, Footnote
(2)
The following table sets forth the amounts that are deducted from, and added to, the Summary Compensation Table total compensation to calculate the Compensation Actually Paid (CAP), as determined in accordance with SEC rules, to the PEO and average CAP, as determined in accordance with SEC rules, to the Non-PEO NEOs for the years ended December 31, 2023, 2022, 2021, and 2020:

	PEO				Average for Non-PEO- NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table total	$10,965,633	$7,271,600	$6,958,477	$6,713,385	$2,387,339	$2,676,808	$2,485,626	$2,506,481
Stock awards: (a)
Less: Stock awards (as reported on the Summary Compensation Table)	$(8,475,002)	$(4,875,013)	$(4,387,505)	$(4,387,505)	$(1,481,253)	$(1,375,002)	$(1,126,503)	$(1,111,498)
Plus:
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year	$7,575,956	$4,574,871	$4,495,908	$4,356,277	$1,121,723	$1,290,493	$1,154,794	$1,103,722
The change in fair value at the end of the year compared to the prior year for all awards granted in the prior year that were outstanding and unvested at the end of the year	$(2,960,427)	$1,525,353	$4,716,432	$(422,478)	$(427,491)	$369,748	$1,102,364	$(143,482)
The change in the fair value at the vesting date compared to the prior year for all awards granted in the prior year that vested in the current year	$(1,532,272)	$1,436,532	$1,145,137	$(136,216)	$(269,995)	$398,757	$322,680	$(50,389)
Less:
The fair value at the end of the prior year for awards granted in prior years that forfeited during the current year	-	-	-	-	$(422,359)	-	-	-
The amounts reported as the change in pension benefits, which is the aggregate change in actuarial present value for all defined benefit and actuarial pension plans.	$(50,421)	-	$(5,465)	$(70,994)	$(71,520)	-	$(725)	$(223,037)
Compensation actually paid	$5,523,466	$9,933,343	$12,922,984	$6,052,469	$836,443	$3,360,805	$3,938,236	$2,081,797

(a)
Includes Performance Share and RSU awards.

Non-PEO NEO Average Total Compensation Amount	$ 2,387,339	2,676,808	2,485,626	2,506,481
Non-PEO NEO Average Compensation Actually Paid Amount	$ 836,443	3,360,805	3,938,236	2,081,797
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table sets forth the amounts that are deducted from, and added to, the Summary Compensation Table total compensation to calculate the Compensation Actually Paid (CAP), as determined in accordance with SEC rules, to the PEO and average CAP, as determined in accordance with SEC rules, to the Non-PEO NEOs for the years ended December 31, 2023, 2022, 2021, and 2020:

	PEO				Average for Non-PEO- NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table total	$10,965,633	$7,271,600	$6,958,477	$6,713,385	$2,387,339	$2,676,808	$2,485,626	$2,506,481
Stock awards: (a)
Less: Stock awards (as reported on the Summary Compensation Table)	$(8,475,002)	$(4,875,013)	$(4,387,505)	$(4,387,505)	$(1,481,253)	$(1,375,002)	$(1,126,503)	$(1,111,498)
Plus:
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year	$7,575,956	$4,574,871	$4,495,908	$4,356,277	$1,121,723	$1,290,493	$1,154,794	$1,103,722
The change in fair value at the end of the year compared to the prior year for all awards granted in the prior year that were outstanding and unvested at the end of the year	$(2,960,427)	$1,525,353	$4,716,432	$(422,478)	$(427,491)	$369,748	$1,102,364	$(143,482)
The change in the fair value at the vesting date compared to the prior year for all awards granted in the prior year that vested in the current year	$(1,532,272)	$1,436,532	$1,145,137	$(136,216)	$(269,995)	$398,757	$322,680	$(50,389)
Less:
The fair value at the end of the prior year for awards granted in prior years that forfeited during the current year	-	-	-	-	$(422,359)	-	-	-
The amounts reported as the change in pension benefits, which is the aggregate change in actuarial present value for all defined benefit and actuarial pension plans.	$(50,421)	-	$(5,465)	$(70,994)	$(71,520)	-	$(725)	$(223,037)
Compensation actually paid	$5,523,466	$9,933,343	$12,922,984	$6,052,469	$836,443	$3,360,805	$3,938,236	$2,081,797

(a)
Includes Performance Share and RSU awards.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
(6)
The following table provides a list of the most important financial performance measures used by the Company to link CAP to Company performance for the most recently completed fiscal year.

Adjusted EBITDA
Free cash flow
Revenue

Total Shareholder Return Amount	$ 98.22	134.49	115.72	85.36
Peer Group Total Shareholder Return Amount	91	105.7	115.29	94.71
Net Income (Loss)	$ 476,724	$ 630,469	$ 476,955	$ 482,778
Company Selected Measure Amount	742,340	1,131,903	948,110	1,024,293
PEO Name	Mr. Lougee	Mr. Lougee	Mr. Lougee	Mr. Lougee
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)
Adjusted EBITDA is a non-GAAP financial performance measure that we believe offers a useful view of the overall operation of our business. We define Adjusted EBITDA as net income attributable to TEGNA before (1) net (loss) income attributable to redeemable noncontrolling interest, (2) income taxes, (3) interest expense, (4) interest income, (5) equity loss in unconsolidated investments, net, (6) other non-operating items, net, (7) the Merger termination fee, (8) M&A-related costs, (9) advisory fees related to activism defense, (10) asset impairment and other, (11) employee retention costs, (12) depreciation and (13) amortization of intangible assets.

Measure:: 2
Pay vs Performance Disclosure
Name	Free cash flow
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO | Less: Stock awards (as reported on the Summary Compensation Table)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,475,002)	$ (4,875,013)	$ (4,387,505)	$ (4,387,505)
PEO | The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,575,956	4,574,871	4,495,908	4,356,277
PEO | The change in fair value at the end of the year compared to the prior year for all awards granted in the prior year that were outstanding and unvested at the end of the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,960,427)	1,525,353	4,716,432	(422,478)
PEO | The change in the fair value at the vesting date compared to the prior year for all awards granted in the prior year that vested in the current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,532,272)	1,436,532	1,145,137	(136,216)
PEO | The fair value at the end of the prior year for awards granted in prior years that forfeited during the current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | The amounts reported as the change in pension benefits, which is the aggregate change in actuarial present value for all defined benefit and actuarial pension plans.
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,421)		(5,465)	(70,994)
Non-PEO NEO | Less: Stock awards (as reported on the Summary Compensation Table)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,481,253)	(1,375,002)	(1,126,503)	(1,111,498)
Non-PEO NEO | The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,121,723	1,290,493	1,154,794	1,103,722
Non-PEO NEO | The change in fair value at the end of the year compared to the prior year for all awards granted in the prior year that were outstanding and unvested at the end of the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(427,491)	369,748	1,102,364	(143,482)
Non-PEO NEO | The change in the fair value at the vesting date compared to the prior year for all awards granted in the prior year that vested in the current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(269,995)	398,757	322,680	(50,389)
Non-PEO NEO | The fair value at the end of the prior year for awards granted in prior years that forfeited during the current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(422,359)	0	0	0
Non-PEO NEO | The amounts reported as the change in pension benefits, which is the aggregate change in actuarial present value for all defined benefit and actuarial pension plans.
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (71,520)	$ 0	$ (725)	$ (223,037)